Above market acquired charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Above Market Acquired Charters
Amortization	$ 11,696	$ 14,380	$ 14,380
Carrying amount	$ 34,579	$ 46,275	$ 60,655